OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial information of operating segments
Net sales	$ 193.4	$ 1,845.3	$ 1,736.1	$ 1,698.8	$ 1,518.3	$ 1,575.5	$ 1,561.9	$ 1,520.2	$ 1,432.1	$ 6,798.5	$ 6,089.7	$ 5,900.6
Property, Plant & Equipment, net	2,295.4	2,295.4				1,148.3				2,295.4	1,148.3
United States
Financial information of operating segments
Net sales										3,551.2	3,170.4	3,112.7
Property, Plant & Equipment, net	1,205.4	1,205.4				628.4				1,205.4	628.4
EMEA
Financial information of operating segments
Net sales										1,955.5	1,843.2	1,854.4
Property, Plant & Equipment, net	488.4	488.4				298.7				488.4	298.7
Asia Pacific
Financial information of operating segments
Net sales										721.4	575.7	489.8
Property, Plant & Equipment, net	366.3	366.3				126.8				366.3	126.8
Latin America
Financial information of operating segments
Net sales										321.2	272.5	246.0
Property, Plant & Equipment, net	147.4	147.4				57.6				147.4	57.6
Canada
Financial information of operating segments
Net sales										249.2	227.9	197.7
Property, Plant & Equipment, net	$ 87.9	$ 87.9				$ 36.8				$ 87.9	$ 36.8